PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Feb. 28, 2026
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	As of	As of
	February 28,	February 28,
	2025	2026
Accounts receivables	$94,153	$71,558
Prepayments to suppliers (1)	42,476	69,585
Prepaid VAT (2)	47,810	50,479
Interest receivable	9,529	9,966
Other deposits	4,197	7,598
Prepaid rental and related fees (3)	3,187	3,047
Receivables of withholding tax for employees related to share incentive plan (4)	2,154	1,483
Others	12,275	19,154
	$215,781	$232,870
(1)	Prepayments to suppliers are primarily for prepaid operating expenses.
(2)	Prepaid VAT represents input VAT from the purchase of goods and services.
(3)	Balances include prepaid rental where the lease term has not yet commenced and rental deposit receivables from leases that have been terminated.
(4)

The receivable represents the withholding tax upon the vesting of non-vested shares or exercise of options that the employees agreed to repay the Group with the proceeds of shares sold subsequent to the option exercise through the Group’s broker.